Investment Objectives and Goals	Oct. 28, 2026
Cullen High Dividend Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cullen High Dividend Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Cullen High Dividend Equity Fund (the “High Dividend Fund” or the “Fund”) is to seek long-term capital appreciation and current income.
Cullen International High Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cullen International High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cullen International High Dividend Fund (the “International High Dividend Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Cullen Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cullen Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cullen Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
Cullen Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cullen Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cullen Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Cullen Emerging Markets High Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cullen Emerging Markets High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund” or the “Fund”) seeks current income and long-term capital appreciation.
Cullen Enhanced Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cullen Enhanced Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cullen Enhanced Equity Income Fund (the “Enhanced Equity Income Fund” or the “Fund”) seeks long-term capital appreciation and current income.